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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                   Investment Company Act file number 811-1355

                                 The Alger Funds


              ----------------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003


          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)


                              Mr. Frederick A. Blum


                           Fred Alger Management, Inc.


                                111 Fifth Avenue


                            New York, New York 10003


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.  Schedule of Investments.


The Alger Funds
Alger LargeCap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2004

Common Stocks-98.1                                     Shares           Value
                                                    -----------      -----------

AEROSPACE & DEFENSE-.5%
Boeing Company (The)                                    50,700      $  2,573,025
                                                                    ------------

BEVERAGES-1.9%
Anheuser-Busch Companies, Inc.                         180,600         9,373,140
                                                                    ------------

BIOTECHNOLOGY-4.9%
Biogen Idec Inc.*                                      224,800        13,488,000
Genentech, Inc.*                                        92,800         4,517,504
ImClone Systems Incorporated*                           73,200         4,312,944
OSI Pharmaceuticals, Inc.*                              38,900         2,337,890
                                                                    ------------
                                                                      24,656,338
                                                                    ------------

CAPITAL MARKETS-1.4%
Affiliated Managers Group, Inc.*                        51,337         2,356,882
T. Rowe Price Group Inc.                               103,000         4,760,660
                                                                    ------------
                                                                       7,117,542
                                                                    ------------

CHEMICALS-1.3%
Dow Chemical Co.                                       167,200         6,669,608
                                                                    ------------

COMMERCIAL BANKS-.7%
Wells Fargo & Company                                   64,300         3,691,463
                                                                    ------------

COMMUNICATION EQUIPMENT-4.0%
Cisco Systems, Inc.*                                   708,420        14,777,641
QUALCOMM Inc.*                                          73,800         5,098,104
                                                                    ------------
                                                                      19,875,745
                                                                    ------------

CONSUMER FINANCE-1.6%
American Express Company                               156,550         7,866,638
                                                                    ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-.2%
Symbol Technologies, Inc.                               90,100         1,179,409
                                                                    ------------

ENERGY EQUIPMENT & SERVICES-1.1%
Schlumberger Limited                                    88,400         5,685,888
                                                                    ------------

FOOD & STAPLES RETAILING-4.0%
CVS Corp.                                              183,900         7,699,893
Wal-Mart Stores, Inc.                                  234,850        12,449,399
                                                                    ------------
                                                                      20,149,292
                                                                    ------------

FREIGHT & LOGISTICS-.8%
FedEx Corp.                                             45,900         3,758,292
                                                                    ------------

HEALTH CARE EQUIPMENT & SUPPLIES-2.6%
Boston Scientific Corporation*                         144,300         5,520,918
Medtronic, Inc.                                        152,250         7,562,258
                                                                    ------------
                                                                      13,083,176
                                                                    ------------

HEALTH CARE PROVIDERS & SERVICES-3.7%
Aetna Inc.                                              80,000         6,864,000
HCA Inc.                                               298,750        11,546,688
                                                                    ------------
                                                                      18,410,688
                                                                    ------------

HOTELS, RESTAURANTS & LEISURE-4.9%
Carnival Corporation                                   109,900         5,122,439
Royal Caribbean Cruises Ltd.                           230,200         9,841,050
Starwood Hotels & Resorts Worldwide, Inc.              205,700         9,256,500
                                                                    ------------
                                                                      24,219,989
                                                                    ------------

HOUSEHOLD PRODUCTS-1.2%
Fortune Brands, Inc.                                    85,500         6,171,390
                                                                    ------------

INDUSTRIAL CONGLOMERATES-6.1%
General Electric Company                               403,600        13,419,700
Tyco International Ltd.                                556,050        17,237,550
                                                                    ------------
                                                                      30,657,250
                                                                    ------------

INFORMATION TECHNOLOGY  SERVICES-3.5%
Automatic Data Processing, Inc.                        130,000         5,457,400
First Data Corporation                                 266,200        11,875,182
                                                                    ------------
                                                                      17,332,582
                                                                    ------------

INSURANCE-3.3%
AFLAC INCORPORATED                                     188,100         7,456,284
American International Group, Inc.                     126,140         8,911,791
                                                                    ------------
                                                                      16,368,075
                                                                    ------------

INTERNET & CATALOG RETAIL-4.1%
eBay Inc.*                                             146,960        11,511,377
NetFlix  Inc.*                                         443,300         9,087,650
                                                                    ------------
                                                                      20,599,027
                                                                    ------------

INTERNET SOFTWARE & SERVICES-3.8%
Yahoo! Inc. *                                          616,300        18,982,040
                                                                    ------------

MEDIA-5.9%
Comcast Corporation Special  Cl.  A*                   286,900         7,688,920
Gannett Co., Inc.                                       46,410         3,858,527
Time Warner Inc.*                                      440,000         7,326,000
XM Satellite Radio Holdings Inc. Cl. A*                409,000        10,793,510
                                                                    ------------
                                                                      29,666,957
                                                                    ------------

MULTILINE RETAIL-3.0%
Target Corporation                                     345,750        15,074,700
                                                                    ------------

OIL & GAS-3.3%
BP PLC Sponsored ADR#                                   98,700         5,562,732
Devon Energy Corporation                                71,920         4,997,721
EOG Resources, Inc.                                     89,000         5,655,950
                                                                    ------------
                                                                      16,216,403
                                                                    ------------

PHARMACEUTICALS-7.0%
Abbott Laboratories                                    133,600         5,257,160
IVAX Corporation*                                      163,500         3,899,475
Pfizer Inc.                                            663,000        21,189,480
Teva Pharmaceutical Industries Ltd. ADR#               153,400         4,540,640
                                                                    ------------
                                                                      34,886,755
                                                                    ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-15.2%
Advanced Micro Devices, Inc.*                          496,200         6,197,538
Altera Corporation *                                   551,000        11,471,820
Analog Devices, Inc.                                   249,000         9,885,300
Applied Materials, Inc.*                             1,105,400        18,758,638
Broadcom Corporation Cl. A *                            70,700         2,499,952
Linear Technology Corporation                          351,850        13,757,335
Maxim Integrated Products, Inc.                         54,600         2,626,260
Teradyne, Inc.*                                        613,400        10,489,140
                                                                    ------------
                                                                      75,685,983
                                                                    ------------

SOFTWARE-6.5%
Microsoft Corporation                                  818,580        23,296,787
Oracle Corporation*                                    872,400         9,168,924
                                                                    ------------
                                                                      32,465,711
                                                                    ------------

SPECIALTY RETAIL-.8%
Bed Bath & Beyond Inc.*                                106,700         3,776,111
                                                                    ------------

TEXTILES, APPAREL & LUXURY GOODS-.8%
NIKE, Inc.  Cl. B                                       52,000         3,780,920
                                                                    ------------

Total Common Stocks (Cost $483,948,340)                              489,974,137
                                                                    ------------

                                                     Principal
                                                       Amount
                                                    -----------
Short-Term Investments-.5%
U.S. Agency Obligations
Federal Home Loan Banks, 1.23%, 8/2/04
 (Cost $2,499,829)                                $  2,500,000         2,499,829
                                                                    ------------

Total Investments (Cost $486,448,169)(a)                  98.6%      492,473,966

Other Assets in Excess of liabilities                      1.4         6,832,342
                                                  ------------      ------------

Net Assets                                               100.0%     $499,306,308
                                                  ============      ============
*   Non-income producing securities.

#   American Depositary Receipts.

(a) At July 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $486,448,169, amounted to $6,025,797 which consisted of aggregate gross unrealized appreciation of $33,183,251 and aggregate gross unrealized depreciation of $27,157,454.

The Alger Funds
Alger SmallCap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2004


Common Stocks-95.2%                                    SHARES           VALUE
                                                    -----------      -----------

AEROSPACE & DEFENSE-1.3%
Alliant Techsystems Inc.*                               33,250      $  2,093,420
                                                                    ------------

AIR FREIGHT & LOGISTICS-1.0%
J.B. Hunt Transport Services, Inc.                      40,400         1,551,764
                                                                    ------------

BIOTECHNOLOGY-4.6%
Cubist Pharmaceuticals, Inc.*                          118,850         1,233,663
Ligand Pharmaceuticals Incorporated  Cl. B*             85,350         1,178,684
Onyx Pharmaceuticals, Inc.*                             37,450         1,278,169
QLT Inc.*                                               79,200         1,421,640
Telik, Inc.*                                            56,000         1,106,560
Vicuron Pharmaceuticals Inc.*                           95,000           955,700
                                                                    ------------
                                                                       7,174,416
                                                                    ------------

BUSINESS SERVICES-.3%
Digitas Inc.*                                           60,600           405,414
                                                                    ------------

CAPITAL MARKETS-3.3%
Affiliated Managers Group, Inc.*                        41,625         1,911,004
National Financial Partners Corporation                 57,500         1,936,600
Piper Jaffray Companies, Inc*                           34,050         1,387,538
                                                                    ------------
                                                                       5,235,142
                                                                    ------------

COMMERCIAL BANKS-2.8%
Southwest Bancorporation of Texas, Inc.                 38,300           779,405
UCBH Holdings, Inc.                                     51,600         2,017,044
Westcorp                                                36,450         1,515,591
                                                                    ------------
                                                                       4,312,040
                                                                    ------------

COMMERCIAL SERVICES & SUPPLIES-4.5%
CoStar Group Inc.*                                      47,500         2,016,375
Education Management Corporation*                       65,200         1,809,952
Gevity HR, Inc.                                         94,000         1,953,320
Universal Technical Institute Inc.*                     38,800         1,268,760
                                                                    ------------
                                                                       7,048,407
                                                                    ------------

COMMUNICATION EQUIPMENT-2.4%
Advanced Fibre Communications, Inc.*                    73,950         1,239,402
Foundry Networks, Inc.*                                120,600         1,237,356
Sierra Wireless Inc.*                                   41,900         1,318,593
                                                                    ------------
                                                                       3,795,351
                                                                    ------------

COMPUTERS & PERIPHERALS-2.1%
Avid Technology, Inc.*                                  37,300         1,743,402
Silicon Image, Inc.*                                   127,300         1,526,327
                                                                    ------------
                                                                       3,269,729
                                                                    ------------

COMPUTER SERVICES-1.7%
Open Solutions Inc.*                                    86,900         1,967,416
Intelligroup,Inc.*                                     181,200           703,056
                                                                    ------------
                                                                       2,670,472
                                                                    ------------

CONSUMER FINANCE-1.3%
First Marblehead Corporation (The)*                     49,000         2,056,040
                                                                    ------------

ELECTRIC AND ELECTRONIC EQUIPMENT-.9%
Roper Industries, Inc.                                  26,250         1,470,000
                                                                    ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.9%
Rogers Corporation                                      18,900           934,605
Trimble Navigation Limited*                             75,200         2,088,304
                                                                    ------------
                                                                       3,022,909
                                                                    ------------

ENERGY-1.4%
Swift Energy Company*                                   98,700         2,239,503
                                                                    ------------

ENERGY EQUIPMENT & SERVICES-1.6%
Varco International, Inc.*                             104,450         2,524,557
                                                                    ------------

FOOD & STAPLES RETAILING-1.3%
NeighborCare, Inc.*                                     81,800         2,097,352
                                                                    ------------

HEALTH CARE EQUIPMENT & SUPPLIES-4.9%
Dade Behring Holdings Inc.*                             29,350         1,458,402
Intuitive Surgical, Inc.*                               84,150         1,925,352
Immucor, Inc.*                                          98,700         1,999,662
Mentor Corporation                                      39,200         1,234,408
Wright Medical Group, Inc.*                             38,810         1,072,320
                                                                    ------------
                                                                       7,690,144
                                                                    ------------

HEALTH CARE PROVIDERS & SERVICES-8.7%
Accredo Health, Incorporated*                           55,200         1,788,480
LifePoint Hospitals, Inc.*                              56,600         1,891,006
Molina Healthcare Inc.*                                 63,200         2,096,976
Psychiatric Solutions, Inc.*                            73,850         1,883,914
Sierra Health Services, Inc*                            48,600         2,148,120
Sunrise Senior  Living Inc.*                            55,100         1,945,030
VCA Antech, Inc.*                                       47,000         1,975,410
                                                                    ------------
                                                                      13,728,936
                                                                    ------------

HOTELS, RESTAURANTS & LEISURE-4.0%
Applebee's International, Inc.                          76,813         2,046,285
P.F. Chang's China Bistro, Inc.*                        26,800         1,190,724
Multimedia Games, Inc.*                                 58,000         1,097,940
Station Casinos, Inc.                                   43,600         1,883,520
                                                                    ------------
                                                                       6,218,469
                                                                    ------------

INFORMATION TECHNOLOGY  SERVICES-4.3%
Alliance Data Systems Corporation*                      55,900         2,219,789
Global Payments Inc.                                    36,850         1,682,203
Kanbay International Inc.*                              99,900         1,549,449
Lionbridge Technologies, Inc.*                         175,100         1,302,744
                                                                    ------------
                                                                       6,754,185
                                                                    ------------

INSURANCE-1.2%
Arch Capital Group Ltd.*                                48,050         1,849,925
                                                                    ------------

INTERNET SOFTWARE & SERVICES-4.9%
Chordiant Software Inc.*                               418,300         1,296,730
iVillage Inc.                                           98,400           508,728
Netegrity, Inc.*                                       165,200         1,080,408
Openwave Systems, Inc.*                                137,033         1,558,065
SonicWALL, Inc.*                                       244,900         1,623,687
ValueClick, Inc.*                                      151,450         1,572,051
                                                                    ------------
                                                                       7,639,669
                                                                    ------------

LEISURE EQUIPMENT & PRODUCTS-1.0%
LIFE TIME FITNESS, Inc.*                                70,600         1,634,390
                                                                    ------------

MACHINERY-2.4%
Actuant Corporation Cl. A*                              52,500         1,914,150
Terex Corporation*                                      49,400         1,922,154
                                                                    ------------
                                                                       3,836,304
                                                                    ------------

MEDIA-3.2%
Media General, Inc. Cl. A                               29,570         1,767,103
Playboy Enterprises, Inc. Cl. B*                       130,800         1,459,728
Spanish Broadcasting System, Inc. Cl. A *              214,900         1,845,991
                                                                    ------------
                                                                       5,072,822
                                                                    ------------

MEDICAL DEVICES-1.4%
Advanced Medical Optics, Inc.*                          58,600         2,229,730
                                                                    ------------

OIL & GAS-2.5%
Energy Partners, Ltd.                                    8,100           126,684
Evergreen Resources, Inc.*                              63,900         2,614,788
General Maritime Corp.*                                 41,500         1,230,890
                                                                    ------------
                                                                       3,972,362
                                                                    ------------

PAPER & FOREST PRODUCTS-1.3%
Louisiana-Pacific Corporation                           83,250         1,971,360
                                                                    ------------

PHARMACEUTICALS-1.8%
Eyetech Pharmaceuticals Inc.*                           24,900           923,790
Medicines Company*                                      71,150         1,882,629
                                                                    ------------
                                                                       2,806,419
                                                                    ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.7%
AMIS Holdings, Inc.*                                    96,200         1,417,026
Axcelis Technologies, Inc.*                            147,800         1,378,974
Brooks Automation, Inc.*                                86,000         1,239,260
Fairchild Semiconductor International, Inc.*           104,800         1,539,512
Integrated Circuit Systems, Inc.*                       64,650         1,546,428
Semtech Corporation*                                    94,850         1,882,773
                                                                    ------------
                                                                       9,003,973
                                                                    ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-.7%
SiRF Technology Holdings, Inc.*                         96,600         1,080,954
                                                                    ------------


SOFTWARE-4.1%
Fair Isaac Corporation                                  36,780         1,051,172
Hyperion Solutions Corporation*                         53,700         2,202,774
Quest Software, Inc. *                                  84,350         1,017,261
Take-Two Interactive Software, Inc.*                    68,650         2,150,118
                                                                    ------------
                                                                       6,421,325
                                                                    ------------
SPECIALTY RETAIL-4.9%
AnnTaylor Stores Corporation*                           77,737         2,086,461
Aeropostale, Inc.*                                      62,750         1,912,620
Guitar Center, Inc.*                                    41,950         1,885,653
PETCO Animal Supplies, Inc.*                            63,500         1,896,745
                                                                    ------------
                                                                       7,781,479
                                                                    ------------

TEXTILES, APPAREL & LUXURY GOODS-1.1%
Quiksilver,  Inc.*                                      77,900         1,679,520
                                                                    ------------

THRIFTS & MORTGAGE FINANCE-1.2%
Bank Mutual  Corporation                               173,524         1,957,351
                                                                    ------------


TRADING COMPANIES & DISTRIBUTORS-1.2%
MSC Industrial Direct Co., Cl. A                        59,700         1,868,610
                                                                    ------------
TRANSPORTATION SERVICES-1.0%
Sirva Inc.*                                             66,600         1,557,108
                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES-1.3%
SpectraSite, Inc.*                                      49,100         2,111,300
                                                                    ------------


Total Common Stocks (Cost $139,008,370)                              149,832,851
                                                                    ------------

Short-Term Investments-4.3%                        Principal
U.S. Agency Obligations                              Amount
Federal Home Loan Banks, 1.23%, 8/2/04            ------------
 (Cost $6,799,535)                                $  6,800,000         6,799,535
                                                                    ------------

Total Investments (Cost $145,807,905)(a)                  99.5%      156,632,386

Other Assets in Excess of liabilities                      0.5           817,388
                                                  ------------      ------------

Net Assets                                               100.0%     $157,449,774
                                                  ============      ============

*   Non-income producing securities.

(a) At July 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $145,807,905, amounted to $10,824,481 which consisted of aggregate gross unrealized appreciation of $20,395,088 and aggregate gross unrealized depreciation of $9,570,607.

The Alger Funds
Alger Balanced Fund
Schedule of Investments (Unaudited)
July 31, 2004

Common Stocks-62.9%                                    Shares          Value
                                                    -----------     ------------

AEROSPACE & DEFENSE-.3%
Boeing Company (The)                                    14,800      $    751,100
                                                                    ------------

BEVERAGES-1.2%
Anheuser-Busch Companies, Inc.                          55,700         2,890,830
                                                                    ------------

BIOTECHNOLOGY-3.1%
Biogen Idec Inc.*                                       66,700         4,002,000
Genentech, Inc.*                                        27,100         1,319,228
ImClone Systems Incorporated*                           21,400         1,260,888
OSI Pharmaceuticals, Inc.*                              11,400           685,140
                                                                    ------------
                                                                       7,267,256
                                                                    ------------

CAPITAL MARKETS-.9%
Affiliated Managers Group, Inc.*                        16,350           750,629
T. Rowe Price Group Inc.                                30,100         1,391,222
                                                                    ------------
                                                                       2,141,851
                                                                    ------------

CHEMICALS-.9%
Dow Chemical Co.                                        50,200         2,002,478
                                                                    ------------

COMMERCIAL BANKS-.5%
Wells Fargo & Company                                   18,900         1,085,049
                                                                    ------------

COMMUNICATION EQUIPMENT-2.5%
Cisco Systems, Inc.*                                   206,500         4,307,590
QUALCOMM Inc.*                                          21,600         1,492,128
                                                                    ------------
                                                                       5,799,718
                                                                    ------------

CONSUMER FINANCE-1.1%
American Express Company                                48,400         2,432,100
                                                                    ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-.2%
Symbol Technologies, Inc.                               26,400           345,576
                                                                    ------------

ENERGY EQUIPMENT & SERVICES-.6%
Schlumberger Limited                                    22,500         1,447,200
                                                                    ------------

FOOD & STAPLES RETAILING-2.6%
CVS Corp.                                               54,300         2,273,541
Wal-Mart Stores, Inc.                                   68,900         3,652,389
                                                                    ------------
                                                                       5,925,930
                                                                    ------------

FREIGHT & LOGISTICS-.5%
FedEx Corp.                                             13,400         1,097,192
                                                                    ------------

HEALTH CARE EQUIPMENT & SUPPLIES-1.7%
Boston Scientific Corporation*                          42,400         1,622,224
Medtronic, Inc.                                         44,500         2,210,315
                                                                    ------------
                                                                       3,832,539
                                                                    ------------

HEALTH CARE PROVIDERS & SERVICES-2.4%
Aetna Inc.                                              23,500         2,016,300
HCA Inc.                                                88,650         3,426,323
                                                                    ------------
                                                                       5,442,623
                                                                    ------------

HOTELS, RESTAURANTS & LEISURE-3.1%
Carnival Corporation                                    32,200         1,500,842
Royal Caribbean Cruises Ltd.                            67,600         2,889,900
Starwood Hotels & Resorts Worldwide, Inc.               60,400         2,718,000
                                                                    ------------
                                                                       7,108,742
                                                                    ------------

HOUSEHOLD PRODUCTS-.8%
Fortune Brands, Inc.                                    26,600         1,919,988
                                                                    ------------

INDUSTRIAL CONGLOMERATES-3.9%
General Electric Company                               117,650         3,911,863
Tyco International Ltd.                                162,700         5,043,700
                                                                    ------------
                                                                       8,955,563
                                                                    ------------

INFORMATION TECHNOLOGY  SERVICES-2.2%
Automatic Data Processing, Inc.                         37,900         1,591,042
First Data Corporation                                  77,600         3,461,736
                                                                    ------------
                                                                       5,052,778
                                                                    ------------

INSURANCE-2.2%
AFLAC INCORPORATED                                      55,200         2,188,128
American International Group, Inc.                      38,900         2,748,285
                                                                    ------------
                                                                       4,936,413
                                                                    ------------

INTERNET & CATALOG RETAIL-2.7%
eBay Inc.*                                              45,250         3,544,433
NetFlix  Inc.*                                         130,500         2,675,250
                                                                    ------------
                                                                       6,219,683
                                                                    ------------

INTERNET SOFTWARE & SERVICES-2.4%
Yahoo! Inc. *                                          182,100         5,608,680
                                                                    ------------

MEDIA-3.8%
Comcast Corporation Special  Cl.  A*                    85,700         2,296,760
Gannett Co., Inc.                                       13,650         1,134,861
Time Warner Inc.*                                      128,900         2,146,185
XM Satellite Radio Holdings Inc. Cl. A*                119,850         3,162,842
                                                                    ------------
                                                                       8,740,648
                                                                    ------------

MULTILINE RETAIL-1.9%
Target Corporation                                     101,450         4,423,220
                                                                    ------------

OIL & GAS-2.1%
BP PLC Sponsored ADR#                                   28,900         1,628,804
Devon Energy Corporation                                21,050         1,462,765
EOG Resources, Inc.                                     26,100         1,658,655
                                                                    ------------
                                                                       4,750,224
                                                                    ------------

PHARMACEUTICALS-4.5%
Abbott Laboratories                                     39,100         1,538,585
IVAX Corporation*                                       47,900         1,142,415
Pfizer Inc.                                            194,400         6,213,024
Teva Pharmaceutical Industries Ltd. ADR#                45,200         1,337,920
                                                                    ------------
                                                                      10,231,944
                                                                    ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-9.7%
Advanced Micro Devices, Inc.*                          143,100         1,787,319
Altera Corporation *                                   161,500         3,362,430
Analog Devices, Inc.                                    73,000         2,898,100
Applied Materials, Inc.*                               324,200         5,501,674
Broadcom Corporation Cl. A *                            20,600           728,416
Linear Technology Corporation                          103,300         4,039,030
Maxim Integrated Products, Inc.                         16,200           779,220
Teradyne, Inc.*                                        179,100         3,062,610
                                                                    ------------
                                                                      22,158,799
                                                                    ------------

SPECIALTY RETAIL-.5%
Bed Bath & Beyond Inc.*                                 31,200         1,104,168
                                                                    ------------

SOFTWARE-4.1%
Microsoft Corporation                                  239,400         6,813,324
Oracle Corporation*                                    256,750         2,698,440
                                                                    ------------
                                                                       9,511,764
                                                                    ------------

TEXTILES, APPAREL & LUXURY GOODS-.5%
NIKE, Inc.  Cl. B                                       16,200         1,177,902
                                                                    ------------

Total Common Stocks (Cost $141,918,331)                              144,361,958
                                                                    ------------


Corporate Bonds-14.6%                                Par Value
                                                    -----------

AEROSPACE & DEFENSE-.7%
Boeing  Capital Corp.,  6.50%, 2/15/12            $    425,000           463,892
Northrop Grumman Corporation, 7.125%, 2/15/11          435,000           489,947
United Technologies,  4.875%, 11/1/06                  732,000           760,810
                                                                    ------------
                                                                       1,714,649
                                                                    ------------

AUTO EQUIPMENT & SERVICES-.2%
Hertz Corp.,   4.70%, 10/2/06                          396,000           402,452
                                                                    ------------

AUTOMOTIVE-1.2%
DaimlerChrysler N. A. Holding Corp., 4.05%, 6/4/08     425,000           421,487
Ford Motor Credit Company,  6.50%, 1/25/07           1,100,000         1,160,733
Ford Motor Credit Company,   7.875%, 6/15/10           525,000           573,841
General Motors Acceptance Corp., 4.50%, 7/15/06        606,000           614,759
                                                                    ------------
                                                                       2,770,820
                                                                    ------------

BEVERAGES-.3%
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25         650,000           690,568
                                                                    ------------

CAPITAL MARKETS-1.1%
Goldman Sachs Group, Inc., 6.60%, 1/15/12            1,000,000         1,088,966
J.P. Morgan Chase & Co.,  3.625%, 5/1/08               750,000           742,130
Morgan Stanley,  6.75%, 4/15/11                        750,000           825,035
                                                                    ------------
                                                                       2,656,131
                                                                    ------------

COMMERCIAL BANKS-.5%
Associates Corp. North America,   6.95%, 11/1/18       622,000           696,708
US Bancorp National Association,
  Minneapolis, 6.50%, 2/1/08                           400,000           437,204
                                                                    ------------
                                                                       1,133,912
                                                                    ------------

COMMUNICATION SERVICES-.7%
AT&T Wireless Services Inc., 7.50%, 5/1/07           1,520,000         1,671,614
                                                                    ------------

COMPUTERS & PERIPHERALS-.3%
International Business Machines, 8.375%, 11/1/19       595,000           758,323
                                                                    ------------

DIVERSIFIED FINANCIAL SERVICES-.3%
Block Financial Corp.,  8.50%, 4/15/07                 500,000           561,794
Household Finance Corp., 4.625%, 1/15/08               275,000           281,571
                                                                    ------------
                                                                         843,365
                                                                    ------------

DIVERSIFIED TELECOMMUNICATION SERVICES-1.3%
Sprint Capital Corp.,   6.00%, 1/15/07                 815,000           857,653
Verizon New York Inc. Series A, 6.875%, 4/1/12         789,000           857,475
Verizon Wireless Capital LLC Note, 5.375% 12/15/06   1,250,000         1,306,261
                                                                    ------------
                                                                       3,021,389
                                                                    ------------

ELECTRIC UTILITIES-.8%
AEP Texas North Company Senior Notes, 5.50%, 03/01/13  523,000           528,996
Dominion Resources, Inc.  5.00%, 3/15/13               690,000           671,101
Washington Gas Light Co.,  6.51%, 8/18/08              500,000           541,366
                                                                    ------------
                                                                       1,741,463
                                                                    ------------

ENERGY EQUIPMENT & SERVICES-.5%
Baker Hughes Inc., 6.25%, 1/15/09                    1,000,000         1,082,978
                                                                    ------------

FINANCIAL SERVICES-.8%
Core Investment Grade Bond Trust I
  4.727%, 11/30/07                                   1,750,000         1,796,008
                                                                    ------------

FOOD CHAINS-.2%
Fred Meyer,Inc. Sr. Notes 7.45%, 3/1/08                310,000           344,850
                                                                    ------------

FOOD PRODUCTS-.7%
Kellogg Co. Senior Note, 2.875%, 6/1/08                697,000           673,583
Kraft Foods Inc., 6.25%, 6/1/12                        840,000           898,043
                                                                    ------------
                                                                       1,571,626
                                                                    ------------

INDUSTRIAL CONGLOMERATES-.7%
General Electric Company,  5.00%, 2/1/13               680,000           679,941
Tyco International Group SA,  6.00%, 11/15/13          340,000           354,327
Tyco International Group SA,  5.80%, 8/1/06            615,000           643,597
                                                                    ------------
                                                                       1,677,865
                                                                    ------------

INSURANCE-.3%
Safeco Corporation   7.25%, 9/1/12                     600,000           680,023
                                                                    ------------

MEDIA-1.4%
AOL Time Warner Inc., 6.875%, 5/1/12                   700,000           764,040
Comcast Corporation, 6.50%, 1/15/15                    459,000           483,856
Cox Enterprises, Inc., 4.375%, 5/1/08(a)               667,000           668,822
General Motors Corporation, 8.25%, 7/15/23             360,000           374,959
Liberty Media Corporation Floating Rate Note,
  3.02%, 9/17/06                                       450,000           456,939
News America Inc., 6.625%, 1/9/08                      435,000           472,129
                                                                    ------------
                                                                       3,220,745
                                                                    ------------

OIL & GAS-.4%
Conoco Funding Co., 6.35%, 10/15/11                    750,000           821,559
                                                                    ------------

PHARMACEUTICALS-.5%
Pharmacia Corporation, 6.50%, 12/1/18                1,000,000         1,115,556
                                                                    ------------

TELEPHONES-.5%
Deutsche Telek International Finance
  B V Gtd Notes, 8.50%, 6/15/10                      1,000,000         1,180,852
                                                                    ------------

THRIFTS & MORTGAGE FINANCE-.5%
Washington Mutual, Inc., 4.375%, 1/15/08             1,050,000         1,066,331
                                                                    ------------

UTILITIES-.2%
Southern California Edison Co., 5.00%, 1/15/14         450,000           445,285
                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES-.5%
Vodafone Group PLC, 7.75%, 2/15/10                   1,000,000         1,154,529
                                                                    ------------

Total Corporate Bonds(Cost $32,904,469)                               33,562,893
                                                                    ------------

U.S. Government & Agency Obligations-17.3%
Federal Home Loan Mortgage Corporation,
   4.25%, 7/15/09                                      800,000           806,897
Federal National Mortgage Association,
 1.875%, 9/15/05                                     2,790,000         2,775,132
 2.30%, 1/20/06                                        900,000           896,266
 3.125%, 7/15/06                                     9,910,000         9,963,118
 6.625%, 10/15/07                                      910,000           996,760
 3.25%, 8/15/08                                        940,000           920,563
 6.625%, 11/15/30                                      350,000           392,504
U.S. Treasury Bonds, 7.25%, 5/15/16                  3,482,000         4,256,202
U.S. Treasury Bonds, 7.50%, 11/15/16                 1,483,000         1,849,117
U.S. Treasury Bonds, 6.25%, 8/15/23                  3,148,000         3,531,911
U.S. Treasury Bonds, 6.875%, 8/15/25                 1,751,000         2,109,614
U.S. Treasury Bonds, 6.00%, 2/15/26                  3,831,000         4,183,724
U.S. Treasury Bonds, 6.125%, 11/15/27                1,020,000         1,133,395
U.S. Treasury Bonds, 5.50%, 8/15/28                  1,500,000         1,540,899
U.S. Treasury Bonds, 5.25%, 11/15/28                   944,000           938,101
U.S. Treasury Bonds, 5.375%, 2/15/31                   951,000           974,330
U.S. Treasury Notes, 2.625%, 3/15/09                   455,000           436,001
U.S. Treasury Notes, 4.375%, 5/15/07                   480,000           497,325
U.S. Treasury Notes, 4.00%, 2/15/14                  1,682,000         1,621,223
                                                                    ------------

Total U.S. Government & Agency Obligations
  (Cost$40,051,850)                                                   39,823,082
                                                                    ------------


Short-Term Investments-4.3%

U.S. Agency Obligations
Federal Home Loan Banks, 1.23%, 8/2/04
 (Cost $9,849,327)                                   9,850,000         9,849,327
                                                                    ------------

Total Investments (Cost $224,723,977)(b)                  99.1%      227,597,260

Other Assets in Excess of liabilities                      0.9         2,005,258
                                                  ------------      ------------

Net Assets                                               100.0%     $229,602,518
                                                  ============      ============

*   Non-income producing securities.

#   American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities are liquid and may be sold prior to their maturity only to qualified institutional buyers. These securities represent 0.4% of net assets of the Fund.

(b) At July 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $224,723,977, amounted to $2,873,283 which consisted of aggregate gross unrealized appreciation of $10,969,437 and aggregate gross unrealized depreciation of $8,096,154.

The Alger Funds
Alger MidCap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2004

Common Stocks-99.6%                                 Shares             Value
                                                 -----------       ------------

AEROSPACE & DEFENSE-1.0%
L-3 Communications Holdings, Inc.                    101,180       $  6,187,157
                                                                   ------------

AUTO COMPONENTS-.8%
Autoliv, Inc.                                        114,200          4,806,678
                                                                   ------------

BIOTECHNOLOGY-4.4%
Genzyme Corporation General Division*                123,200          6,317,696
ImClone Systems Incorporated*                        156,950          9,247,494
OSI Pharmaceuticals, Inc.*                           189,350         11,379,935
                                                                   ------------
                                                                     26,945,125
                                                                   ------------

CAPITAL MARKETS-1.3%
Affiliated Managers Group, Inc.*                     171,922          7,892,939
                                                                   ------------

CHEMICALS-1.5%
Millennium Chemicals Inc.*                           494,300          8,724,395
                                                                   ------------

COMMERCIAL BANKS-1.4%
North Fork Bancorporation, Inc.                      147,300          5,752,065
Zions Bancorporation                                  45,400          2,746,700
                                                                   ------------
                                                                      8,498,765
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES-2.9%
Corporate Executive Board Company (The)              114,500          6,492,150
Gevity HR, Inc.                                       86,600          1,799,548
Service Corporation International*                 1,423,500          9,039,225
                                                                   ------------
                                                                     17,330,923
                                                                   ------------

COMMUNICATION EQUIPMENT-2.4%
Avaya Inc.*                                          785,750         11,511,238
Foundry Networks, Inc.*                              311,500          3,195,990
                                                                   ------------
                                                                     14,707,228
                                                                   ------------

COMMUNICATION TECHNOLOGY-.3%
Andrew Corporation*                                  182,400          1,979,040
                                                                   ------------

COMPUTERS & PERIPHERALS-3.6%
Apple Computer, Inc.*                                 96,700          3,127,278
PalmOne, Inc.*                                       460,550         18,523,321
                                                                   ------------
                                                                     21,650,599
                                                                   ------------

COMPUTER SERVICES-2.1%
Akamai Technologies Inc.*                            840,250         12,544,933
                                                                   ------------

CONSUMER FINANCE-.9%
First Marblehead Corporation (The)*                  121,000          5,077,160
                                                                   ------------

ELECTRICAL EQUIPMENT-2.5%
Rockwell Automation, Inc.                            409,300         15,311,913
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-3.1%
Symbol Technologies, Inc.                            195,000          2,552,550
Thermo Electron Corporation*                         167,300          4,302,956
Trimble Navigation Limited*                          423,925         11,772,397
                                                                   ------------
                                                                     18,627,903
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-3.0%
Cooper Cameron Corporation*                          207,450         10,598,621
National-Oilwell, Inc.*                              231,300          7,736,985
                                                                   ------------
                                                                     18,335,606
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-7.3%
C.R. Bard, Inc.                                       87,000          4,802,400
Cytyc Corporation*                                   282,300          6,823,191
Fisher Scientific International Inc.*                192,500         11,203,500
Given Imaging Ltd.*                                   94,000          3,235,480
INAMED Corporation*                                  128,300          6,951,294
Kinetic Concepts, Inc.*                              220,200          9,891,384
Varian Medical Systems, Inc.*                         21,150          1,459,562
                                                                   ------------
                                                                     44,366,811
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-1.9%
AMERIGROUP Corporation*                               65,400          3,136,584
Quest Diagnostics Incorporated                       105,350          8,647,128
                                                                   ------------
                                                                     11,783,712
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-7.5%
Applebee's International, Inc.                       233,800          6,228,432
Cheesecake Factory Incorporated (The)*               240,000         10,024,800
International Speedway Corporation Cl.  A            132,550          6,897,902
Multimedia Games, Inc.*                              387,400          7,333,482
Royal Caribbean Cruises Ltd.                         186,100          7,955,775
Station Casinos, Inc.                                 70,100          3,028,320
Wynn Resorts, Limited*                               119,550          4,277,499
                                                                   ------------
                                                                     45,746,210
                                                                   ------------

HOUSEHOLD DURABLES-1.4%
Garmin Ltd.                                          232,450          8,716,875
                                                                   ------------

INSURANCE-2.1%
MGIC Investment Corporation                          178,150         12,648,650
                                                                   ------------

INTERNET & CATALOG RETAIL-3.0%
NetFlix  Inc.*                                       899,100         18,431,550
                                                                   ------------

MACHINERY - OIL WELL EQUIPMENT & SERVICES-1.0%
Patterson-UTI Energy, Inc.                           322,800          5,884,644
                                                                   ------------

MEDIA-4.7%
Gemstar-TV Guide International, Inc.*              1,249,900          5,799,536
Meredith Corporation                                  79,950          4,227,756
Westwood One, Inc.*                                  128,500          3,058,300
XM Satellite Radio Holdings Inc. Cl. A*              590,700         15,588,573
                                                                   ------------
                                                                     28,674,165
                                                                   ------------

MEDICAL DEVICES-1.0%
Advanced Medical Optics, Inc.*                       150,700          5,734,135
                                                                   ------------

METALS & MINING-1.1%
Peabody Energy Corporation                           117,700          6,612,386
                                                                   ------------

OIL & GAS-3.0%
EOG Resources, Inc.                                  215,100         13,669,605
Teekay Shipping Corporation                          109,600          4,359,888
                                                                   ------------
                                                                     18,029,493
                                                                   ------------

PHARMACEUTICALS-6.9%
Elan Corporation PLC Sponsored ADR*#                 508,800         10,455,840
Eyetech Pharmaceuticals Inc.*                        273,500         10,146,850
IVAX Corporation*                                    532,100         12,690,585
Sepracor Inc.*                                       191,000          8,780,270
                                                                   ------------
                                                                     42,073,545
                                                                   ------------

RETAIL-.5%
Finish Line Inc. Cl. A*                              115,400          3,285,438
                                                                   ------------

ROAD & RAIL-1.8%
Yellow Roadway Corporation*                          244,000         10,616,440
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-10.5%
Advanced Micro Devices, Inc.*                        123,400          1,541,266
Altera Corporation *                                 537,600         11,192,832
Broadcom Corporation Cl. A *                         136,850          4,839,016
KLA-Tencor Corporation*                              138,200          5,695,222
Semiconductor Manufacturing International
  Corporation ADR*#                                1,016,050         11,013,982
Skyworks Solutions, Inc.*                          1,321,050         11,070,399
Teradyne, Inc.*                                    1,060,550         18,135,405
                                                                   ------------
                                                                     63,488,122
                                                                   ------------

SPECIALTY RETAIL-6.0%
Abercrombie & Fitch Co. Cl. A                         41,300          1,523,144
Bed Bath & Beyond Inc.*                              106,200          3,758,418
Chico's FAS, Inc.*                                    71,200          2,981,144
Hot Topic, Inc.*                                     187,450          2,984,204
Sharper Image Corporation*                           231,550          6,182,385
Tiffany & Co.                                        280,200         10,017,150
Tractor Supply Company*                              252,300          9,148,398
                                                                   ------------
                                                                     36,594,843
                                                                   ------------

SOFTWARE-5.5%
Activision, Inc*                                     391,200          5,731,080
Amdocs Limited*                                      214,100          4,645,970
PalmSource, Inc.*                                    525,118         10,638,891
PeopleSoft, Inc.*                                    168,300          3,032,766
Take-Two Interactive Software, Inc.*                 289,650          9,071,838
                                                                   ------------
                                                                     33,120,545
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS-1.5%
Fossil, Inc.*                                        126,100          3,050,359
Polo Ralph Lauren Corp Cl. A                         191,100          6,298,654
                                                                   ------------
                                                                      9,349,013
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-1.7%
SpectraSite, Inc.*                                   245,300         10,547,900
                                                                   ------------

Total Common Stocks (Cost $583,046,874)                             604,324,841
                                                                   ------------

                                                  Principal
                                                   Amount
Short-Term Investments-.6%                      ------------
U.S. Agency Obligations
  Federal Home Loan Banks, 1.23%, 8/2/04
  (Cost $3,349,771)                             $  3,350,000          3,349,771
                                                                   ------------

Total Investments (Cost $586,396,645)(a)               100.2%       607,674,612

Liabilities in Excess of Other Assets                   -0.2         (1,260,069)
                                                ------------       ------------

Net Assets                                             100.0%      $606,414,543
                                                ============       ============

*   Non-income producing securities.

#   American Depositary Receipts.

(a) At July 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $586,396,645, amounted to $21,277,967 which consisted of aggregate gross unrealized appreciation of $49,704,069 and aggregate gross unrealized depreciation of $28,426,102.

The Alger Funds
Alger Capital Appreciation Fund
Schedule of Investments (Unaudited)
July 31, 2004

Common Stocks-99.2%                              Shares        Value
                                                --------    ------------

AEROSPACE & DEFENSE-3.5%
Lockheed Martin Corporation                      152,300    $  8,070,377
United Technologies Corporation                   66,100       6,180,350
                                                            ------------
                                                              14,250,727
                                                            ------------

BIOTECHNOLOGY-4.9%
Biogen Idec Inc.*                                177,100      10,626,000
Genentech, Inc.*                                 114,200       5,559,256
OSI Pharmaceuticals, Inc.*                        65,050       3,909,505
                                                            ------------
                                                              20,094,761
                                                            ------------

COMMUNICATION EQUIPMENT-8.4%
Corning Incorporated*                            512,700       6,336,972
Juniper Networks, Inc.*                          195,800       4,495,568
QUALCOMM Inc.*                                    90,400       6,244,832
Research in Motion Limited*                      206,500      12,734,855
Sierra Wireless Inc.*                            140,100       4,408,947
                                                            ------------
                                                              34,221,174
                                                            ------------

COMPUTERS & PERIPHERALS-2.7%
PalmOne, Inc.*                                   274,300      11,032,346
                                                            ------------


CONSUMER FINANCE-2.6%
Capital One Financial Corporation                 96,000       6,654,720
First Marblehead Corporation (The)*               91,100       3,822,556
                                                            ------------
                                                              10,477,276
                                                            ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.0%
Celestica Inc.*                                  347,700       5,963,055
Symbol Technologies, Inc.                        156,200       2,044,658
                                                            ------------
                                                               8,007,713
                                                            ------------

ENERGY EQUIPMENT & SERVICES-1.8%
National-Oilwell, Inc.*                          218,500       7,308,825
                                                            ------------


FOOD & STAPLES RETAILING-1.5%
CVS Corp.                                        147,100       6,159,077
                                                            ------------


HEALTH CARE EQUIPMENT & SUPPLIES-2.6%
Given Imaging Ltd.*                               65,900       2,268,278
Kinetic Concepts, Inc.*                           95,400       4,285,368
Varian Medical Systems, Inc.*                     61,500       4,244,115
                                                            ------------
                                                              10,797,761
                                                            ------------

HEALTH CARE PROVIDERS & SERVICES-6.6
AMERIGROUP Corporation*                           81,500       3,908,740
Anthem, Inc.*                                     69,850       5,760,530
Aetna Inc.                                        40,600       3,483,480
LifePoint Hospitals, Inc.*                        83,500       2,789,735
PacifiCare Health Systems, Inc.*                  91,300       2,791,041
Quest Diagnostics Incorporated                   100,400       8,240,832
                                                            ------------
                                                              26,974,358
                                                            ------------

HOTELS, RESTAURANTS & LEISURE-1.1%
Royal Caribbean Cruises Ltd.                     110,800       4,736,700
                                                            ------------


INDUSTRIAL CONGLOMERATES-2.0%
Tyco International Ltd.                          260,200       8,066,200
                                                            ------------

INFORMATION TECHNOLOGY  SERVICES-2.3%
Cognizant Technology Solutions
  Corporation Cl. A*                             181,800       5,008,590
First Data Corporation                           101,800       4,541,298
                                                            ------------
                                                               9,549,888
                                                            ------------

INSURANCE-2.5%
AFLAC INCORPORATED                               109,850       4,354,454
MGIC Investment Corporation                       85,050       6,038,550
                                                            ------------
                                                              10,393,004
                                                            ------------

INTERNET & CATALOG RETAIL-5.3%
eBay Inc.*                                       131,410      10,293,345
NetFlix  Inc.*                                   405,500       8,312,750
Priceline.com*                                   119,600       2,832,128
                                                            ------------
                                                              21,438,223
                                                            ------------

INTERNET SOFTWARE & SERVICES-4.2%
Yahoo! Inc. *                                    559,500      17,232,600
                                                            ------------


MEDIA-5.4%
Pixar, Inc*                                       76,200       5,199,888
Sirius Satellite Radio Inc.*                   1,039,000       2,628,670
Time Warner Inc.*                                594,800       9,903,420
XM Satellite Radio Holdings Inc. Cl. A*          159,800       4,217,122
                                                            ------------
                                                              21,949,100
                                                            ------------

MEDICAL DEVICES-1.0%
Advanced Medical Optics, Inc.*                   110,950       4,221,648
                                                            ------------


METALS & MINING-3.6%
Peabody Energy Corporation                        95,100       5,342,718
United States Steel Corporation                  242,650       9,254,671
                                                            ------------
                                                              14,597,389
                                                            ------------

OFFICE EQUIPMENT-1.5%
Zebra Technologies Corporation*                   75,700       6,255,091
                                                            ------------


OIL & GAS-4.2%
BP PLC Sponsored ADR#                             75,200       4,238,272
EOG Resources, Inc.                              115,200       7,320,960
Talisman Energy Inc.                              99,600       2,374,464
Teekay Shipping Corporation                       79,600       3,166,488
                                                            ------------
                                                              17,100,184
                                                            ------------

PHARMACEUTICALS-6.6%
Allergan, Inc.                                    86,100       6,512,604
IVAX Corporation*                                234,800       5,599,980
Pfizer Inc.                                      255,010       8,150,120
Teva Pharmaceutical Industries Ltd.ADR#          219,400       6,494,240
                                                            ------------
                                                              26,756,944
                                                            ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-7.1%
Applied Materials, Inc.*                         248,800       4,222,136
Broadcom Corporation Cl. A *                     280,900       9,932,624
Kulicke & Soffa Industries, Inc.*                550,900       4,302,529
National Semiconductor Corporation*              330,400       5,666,360
Novellus Systems, Inc. *                         183,450       4,953,150
                                                            ------------
                                                              29,076,799
                                                            ------------

SPECIALTY RETAIL-3.7%
Aeropostale, Inc.*                               127,350       3,881,628
Bed Bath & Beyond Inc.*                          125,200       4,430,828
Tiffany & Co.                                    113,100       4,043,325
Tractor Supply Company*                           80,700       2,926,182
                                                            ------------
                                                              15,281,963
                                                            ------------

SOFTWARE-9.2%
Activision, Inc*                                 345,800       5,065,970
Microsoft Corporation                            565,500      16,094,130
Red Hat, Inc.*                                   625,300      10,705,136
Take-Two Interactive Software, Inc.*             180,300       5,646,996
                                                            ------------
                                                              37,512,232
                                                            ------------

TEXTILES, APPAREL & LUXURY GOODS-1.1%
Coach, Inc.*                                     104,200       4,458,717
                                                            ------------

TRANSPORTATION-1.0%
Burlington Northern Santa Fe Corp.               116,300       4,126,324
                                                            ------------

WIRELESS TELECOMMUNICATION SERVICES-.8%
SpectraSite, Inc.*                                71,900       3,091,700
                                                            ------------


Total Common Stocks (Cost $383,475,822)                      405,168,724
                                                            ------------

                                              Principal
                                               Amount
Short-Term Investments-.7%                  ------------
U.S. Agency Obligations
  Federal Home Loan Banks, 1.23%, 8/2/04
  (Cost $2,799,809)                         $  2,800,000       2,799,809
                                                            ------------

Total Investments (Cost $386,275,631)(a)            99.9%    407,968,533

Other Assets in Excess of liabilities                0.1         349,321
                                            ------------    ------------

Net Assets                                         100.0%   $408,317,854
                                            ============    ============

*   Non-income producing securities.

#   American Depositary Receipts.

(a) At July 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $386,275,631, amounted to $21,692,902 which consisted of aggregate gross unrealized appreciation of $40,927,760 and aggregate gross unrealized depreciation of $19,234,858.

The Alger Funds
Alger Health Sciences Fund
Schedule of Investments (Unaudited)
July 31, 2004

Common Stocks-97.5%                            Shares          Value
                                             -----------    -----------
BIOTECHNOLOGY-21.8%
Biogen Idec Inc.*                                 10,000    $   600,000
Celgene Corporation*                               5,800        309,314
Cubist Pharmaceuticals, Inc.*                     18,000        186,840
DOV Pharmaceutical, Inc.*                         20,000        260,000
Encysive Pharmaceuticals Inc.*                    22,000        135,740
Genentech, Inc.*                                  12,000        584,160
Gen-Probe Incorporated*                            8,500        318,070
Genzyme Corporation General Division*              8,000        410,240
Gilead Sciences, Inc. *                            8,000        517,120
ImClone Systems Incorporated*                      6,000        353,520
Incyte Corporation*                               20,000        123,000
Ligand Pharmaceuticals Incorporated  Cl. B*       12,500        172,625
Onyx Pharmaceuticals, Inc.*                        8,000        273,040
OSI Pharmaceuticals, Inc.*                         6,000        360,600
QLT Inc.*                                         16,500        296,175
Serologicals Corporation*                         13,000        254,800
Vicuron Pharmaceuticals Inc.*                     17,000        171,020
                                                            -----------
                                                              5,326,264
                                                            -----------

FOOD & STAPLES RETAILING-1.4%
NeighborCare, Inc.*                               13,000        333,320
                                                            -----------


HEALTH CARE-.4%
HEALTHSOUTH Corporation*                          20,000        108,000
                                                            -----------


HEALTH CARE EQUIPMENT & SUPPLIES-14.9%
Animas Corporation*                               18,000        273,960
Beckman Coulter, Inc.                              5,500        303,435
Biomet, Inc.                                       5,000        219,950
C.R. Bard, Inc.                                    5,000        276,000
DENTSPLY International Inc.                        5,000        243,150
Exactech, Inc.*                                    4,900         96,138
Fisher Scientific International Inc.*              6,500        378,300
Guidant Corporation                                6,000        331,920
Hologic, Inc.*                                    10,000        199,200
Illumina, Inc.*                                   38,000        195,700
INAMED Corporation*                                5,325        288,509
Kinetic Concepts, Inc.*                            6,000        269,520
Mentor Corporation                                 8,500        267,665
St. Jude Medical, Inc.*                            4,500        306,585
                                                            -----------
                                                              3,650,032
                                                            -----------

HEALTH CARE PROVIDERS & SERVICES-20.7%
Accredo Health, Incorporated*                      6,500        210,600
American Healthways, Inc.*                         5,000        136,150
AMERIGROUP Corporation*                            6,000        287,760
Anthem, Inc.*                                      6,000        494,820
Centene Corporation*                               9,000        351,000
Covance Inc.*                                      7,000        256,830
HCA Inc.                                          11,000        425,150
HealthStream, Inc.*                               30,300         53,358
LifePoint Hospitals, Inc.*                        14,000        467,740
Psychiatric Solutions, Inc.*                      10,700        272,957
Sierra Health Services, Inc*                       8,000        353,600
Sunrise Senior  Living Inc.*                       7,000        247,100
UnitedHealth Group Incorporated                    6,000        377,400
VCA Antech, Inc.*                                  5,500        231,165
Ventana Medical Systems, Inc.*                     6,500        324,545
Ventiv Health, Inc.*                              20,000        304,800
Wellcare Health Plans Inc.*                       13,000        254,800
                                                            -----------
                                                              5,049,775
                                                            -----------

INSURANCE-1.4%
American Medical Security Group, Inc.*            13,000        330,330
                                                            -----------


MEDICAL DEVICES-1.9%
Advanced Medical Optics, Inc.*                    12,000        456,600
                                                            -----------

PHARMACEUTICALS-35.0%
Abbott Laboratories                               12,000        472,200
Allergan, Inc.                                     7,500        567,300
Anika Therapeutics, Inc.*                         13,000        193,050
AstraZeneca PLC Sponsored ADR#                     9,000        404,280
Aventis S.A                                        7,000        549,850
Bone Care International , Inc. *                  10,000        250,900
Cortex Pharmaceuticals, Inc.*                     45,000         99,000
Elan Corporation PLC Sponsored ADR*#              37,000        760,350
Eli Lilly and Company                             11,000        700,920
Eyetech Pharmaceuticals Inc.*                      3,300        122,430
GlaxoSmithKline PLC Sponsored ADR#                14,000        573,300
IVAX Corporation*                                 25,000        596,250
Johnson & Johnson                                  4,000        221,080
Medicines Company*                                 8,000        211,680
Medicis Pharmaceutical Corporation Cl. A           5,000        178,850
Novartis AG ADR#                                  16,000        714,560
Novo Nordisk A/S Cl. B ADR#                        9,000        460,080
Pfizer Inc.                                       24,010        767,360
Sepracor Inc.*                                    11,500        528,655
Teva Pharmaceutical Industries Ltd. ADR#           5,768        170,733
                                                            -----------
                                                              8,542,828
                                                            -----------

Total Common Stocks (Cost $23,659,999)                       23,797,149
                                                            -----------
Short-Term Investments-2.2%
U.S. Government Obligations
 U.S. Treasury Bills,
   1.175%, 8/19/04                           $   250,000        249,845
   1.22%, 9/2/04                                 300,000        299,664

Total Short-Term Investments
   (Cost $549,509)                                              549,509
                                                            -----------

Total Investments (Cost $24,209,508)(a)             99.7%    24,346,658

Other Assets in Excess of liabilities                0.3         80,138
                                             -----------    -----------

Net Assets                                         100.0%   $24,426,796
                                             ===========    ===========

*   Non-income producing securities.

#   American Depositary Receipts.

(a) At July 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,209,508, amounted to $137,150 which consisted of aggregate gross unrealized appreciation of $1,326,012 and aggregate gross unrealized depreciation of $1,188,862.

The Alger Funds
Alger SmallCap and MidCap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2004

Common Stocks-95.3%                                Shares              Value
                                                ------------       ------------

AEROSPACE & DEFENSE-1.3%
Alliant Techsystems Inc.*                              2,800       $    176,288
                                                                   ------------

AIR FREIGHT & LOGISTICS-1.1%
J.B. Hunt Transport Services, Inc.                     4,100            157,481
                                                                   ------------

APPAREL-1.0%
Columbia Sportswear Company                            2,600            142,350
                                                                   ------------

BIOTECHNOLOGY-4.0%
Cubist Pharmaceuticals, Inc.*                         11,450            118,851
Invitrogen Corporation*                                1,700             89,216
Onyx Pharmaceuticals, Inc.*                            3,850            131,401
Serologicals Corporation*                              6,400            125,440
Telik, Inc.*                                           4,850             95,836
                                                                   ------------
                                                                        560,744
                                                                   ------------

CAPITAL MARKETS-4.4%
Affiliated Managers Group, Inc.*                       3,412            156,645
Investors Financial Services Corp.                     4,250            194,140
National Financial Partners Corporation                4,500            151,560
Piper Jaffray Companies, Inc*                          2,800            114,100
                                                                   ------------
                                                                        616,445
                                                                   ------------

COMMERCIAL BANKS-1.2%
Compass Bancshares, Inc.                               3,750            165,338
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES-4.1%
Corinthian Colleges, Inc.*                             6,000            112,320
CoStar Group Inc.*                                     3,900            165,555
Gevity HR, Inc.                                        7,250            150,655
Monster Worldwide Inc.*                                6,350            140,272
                                                                   ------------
                                                                        568,802
                                                                   ------------

COMMUNICATION EQUIPMENT-2.5%
Comverse Technology, Inc.*                             9,000            153,540
F5 Networks, Inc.*                                     2,100             54,999
Sierra Wireless Inc.*                                  4,600            144,762
                                                                   ------------
                                                                        353,301
                                                                   ------------

COMPUTERS & PERIPHERALS-.8%
Silicon Image, Inc.*                                   9,300            111,507
                                                                   ------------

COMPUTER SERVICES-1.5%
Intelligroup,Inc.*                                    17,050             66,154
Open Solutions Inc.*                                   6,100            138,104
                                                                   ------------
                                                                        204,258
                                                                   ------------

CONSUMER FINANCE-1.7%
First Marblehead Corporation (The)*                    5,500            230,780
                                                                   ------------

ELECTRICAL EQUIPMENT-1.4%
AMETEK, Inc.                                           6,350            195,834
                                                                   ------------

ELECTRIC AND ELECTRONIC EQUIPMENT-1.1%
Roper Industries, Inc.                                 2,650            148,400
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.5%
Trimble Navigation Limited*                            7,500            208,275
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-2.4%
Cooper Cameron Corporation*                            4,400            224,796
National-Oilwell, Inc.*                                3,000            100,350
                                                                   ------------
                                                                        325,146
                                                                   ------------

FOOD & STAPLES RETAILING-1.9%
NeighborCare, Inc.*                                    6,000            153,840
Whole Foods Market, Inc.                               1,400            115,248
                                                                   ------------
                                                                        269,088
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-5.5%
Animas Corporation*                                    6,300             95,886
INAMED Corporation*                                    3,100            167,958
Intuitive Surgical, Inc.*                              8,200            187,616
Kinetic Concepts, Inc.*                                3,650            163,958
Wright Medical Group, Inc.*                            5,100            140,913
                                                                   ------------
                                                                        756,331
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-7.4%
Accredo Health, Incorporated*                          4,450            144,180
Centene Corporation*                                   4,400            171,600
Community Health Systems Inc.                          5,400            132,894
Psychiatric Solutions, Inc.*                           6,750            172,193
Sunrise Senior  Living Inc.*                           4,000            141,200
VCA Antech, Inc.*                                      3,300            138,699
Wellcare Health Plans Inc.*                            6,650            130,340
                                                                   ------------
                                                                      1,031,106
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-3.9%
Applebee's International, Inc.                         7,450            198,468
Multimedia Games, Inc.*                                4,400             83,292
P.F. Chang's China Bistro, Inc.*                       2,950            131,069
Station Casinos, Inc.                                  3,100            133,920
                                                                   ------------
                                                                        546,749
                                                                   ------------

INFORMATION TECHNOLOGY  SERVICES-3.6%
Alliance Data Systems Corporation*                     4,850            192,594
Global Payments Inc.                                   3,700            168,905
Kanbay International Inc.*                             8,600            133,386
                                                                   ------------
                                                                        494,885
                                                                   ------------

INSURANCE-.8
Axis Capital Holdings Limited                          4,300            110,510
                                                                   ------------

INTERNET SOFTWARE & SERVICES-3.6%
aQuantive, Inc.*                                      11,500             98,210
Chordiant Software Inc.*                              31,400             97,340
IVillage Inc.                                          8,400             43,428
SonicWALL, Inc.*                                      20,100            133,263
ValueClick, Inc.*                                     11,850            123,003
                                                                   ------------
                                                                        495,244
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS-.8%
LIFE TIME FITNESS, Inc.*                               4,700            108,805
                                                                   ------------

MACHINERY-2.4%
Actuant Corporation Cl. A*                             5,200            189,592
Terex Corporation*                                     3,550            138,131
                                                                   ------------
                                                                        327,723
                                                                   ------------

MACHINERY - OIL WELL EQUIPMENT & SERVICES-.5%
Patterson-UTI Energy, Inc.                             3,800             69,274
                                                                   ------------

MEDIA-3.2%
Media General, Inc. Cl. A                              1,700            101,592
Playboy Enterprises, Inc. Cl. B*                      10,550            117,738
Sirius Satellite Radio Inc.*                          47,500            120,175
Westwood One, Inc.*                                    4,600            109,480
                                                                   ------------
                                                                        448,985
                                                                   ------------

MEDICAL DEVICES-1.7%
Advanced Medical Optics, Inc.*                         6,000            228,300
                                                                   ------------

OIL & GAS-3.8%
EOG Resources, Inc.                                    3,200            203,360
Evergreen Resources, Inc.*                             5,350            218,922
General Maritime Corp.*                                3,600            106,776
                                                                   ------------
                                                                        529,058
                                                                   ------------

PAPER & FOREST PRODUCTS-1.4%
Louisiana-Pacific Corporation                          8,250            195,360
                                                                   ------------

PHARMACEUTICALS-4.0%
Bone Care International , Inc. *                       6,000            150,540
Eyetech Pharmaceuticals Inc.*                          2,250             83,475
IVAX Corporation*                                      9,000            214,650
Sepracor Inc.*                                         2,200            101,134
                                                                   ------------
                                                                        549,799
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.0%
Axcelis Technologies, Inc.*                           10,900            101,697
Brooks Automation, Inc.*                               6,500             93,665
Fairchild Semiconductor International, Inc.*           6,500             95,485
International Rectifier Corporation*                   4,500            176,400
Intersil Corporation Cl. A                             4,900             90,013
Semtech Corporation*                                   7,150            141,928
                                                                   ------------
                                                                        699,188
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-.7%
SiRF Technology Holdings, Inc.*                        8,500             95,115
                                                                   ------------

SOFTWARE-4.0%
Hyperion Solutions Corporation*                        4,400            180,488
Mercury Interactive Corporation*                       3,050            111,508
Quest Software, Inc. *                                 8,900            107,334
Take-Two Interactive Software, Inc.*                   4,850            151,902
                                                                   ------------
                                                                        551,232
                                                                   ------------

SPECIALTY RETAIL-5.5%
Abercrombie & Fitch Co. Cl. A                          2,900            106,952
Advance Auto Parts, Inc*                               3,200            118,784
AnnTaylor Stores Corporation*                          7,050            189,222
PETsMART, Inc.                                         5,550            172,106
Williams-Sonoma, Inc. *                                5,300            172,197
                                                                   ------------
                                                                        759,261
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS-1.3%
Coach, Inc.*                                           4,100            175,434
                                                                   ------------

THRIFTS & MORTGAGE FINANCE-1.0%
Doral Financial Corp.                                  3,450            135,413
                                                                   ------------

TRADING COMPANIES & DISTRIBUTORS-1.3%
MSC Industrial Direct Co., Cl. A                       5,850            183,104
                                                                   ------------

TRANSPORTATION SERVICES-.8%
Sirva Inc.*                                            4,800            112,224
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-1.2%
American Tower Corporation Cl. A*                     11,400            164,844
                                                                   ------------

Total Common Stocks (Cost $11,521,757)                               13,201,981
                                                                   ------------

Short-Term Investments-3.6%
U.S. Government Obligations
  U.S. Treasury Bills,
     1.11%, 8/19/04                             $    400,000            399,766
     1.19%, 8/26/04                                  100,000             99,914
                                                                   ------------

Total Short-Term Investments
     (Cost $499,680)                                                    499,680
                                                                   ------------

Total Investments (Cost $12,021,437)(a)                 98.9%        13,701,661

Other Assets in Excess of liabilities                    1.1            159,060
                                                ------------       ------------

Net Assets                                             100.0%        13,860,721
                                                ============       ============

*   Non-income producing securities.

(a) At July 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,021,437, amounted to $1,680,224 which consisted of aggregate gross unrealized appreciation of $2,241,136 and aggregate gross unrealized depreciation of $560,912.

The Alger Funds
Alger Money Market Fund
Schedule of Investments(Unaudited)
July 31, 2004


                                                                           PRINCIPAL
                                                                             AMOUNT             VALUE
                                                                           -----------       -----------
U.S. Agency Obligations-99.8%
Federal Home Loan Banks,
  1.23%, 8/2/04                                                            $ 2,900,000         2,900,000
  1.54%, 10/28/04                                                           10,000,000         9,962,783
Federal Home Loan Mortgage Corporation,
  1.14%, 8/2/04                                                             10,000,000        10,000,000
  1.28%, 8/10/04                                                            10,000,000         9,997,155
  1.03%, 8/23/04                                                             5,000,000         4,996,996
  1.34%, 9/1/04                                                             10,000,000         9,988,833
Federal National Mortgage Association,
  1.22%, 8/10/04                                                            10,000,000         9,997,289
  1.35%, 8/25/04                                                             5,000,000         4,995,688
  1.38%, 9/20/04                                                            10,000,000         9,981,217
  1.58%, 11/18/04                                                           10,000,000         9,952,600
                                                                                              ----------

Total U.S. Agency Obligations (Cost $82,772,561)                                              82,772,561
                                                                                              ----------

REPURCHASE AGREEMENTS-.5%
Securities held Under Repurchase Agreement, 1.10%, 8/2/04
with State Street Bank and Trust Company dtd 7/30/04, repurchase price $400,037, collaterized by Federal Home Loan Mortgage Corp.
(par value $410,000, 2.375% due 1/23/06), (Cost $400,000)                      400,000           400,000
                                                                                                 -------


Total Investments (Cost $83,172,561)(a)                                         100.3%        83,172,561

Liabilities in Excess of Other Assets                                            -0.3           (211,087)
                                                                                 -----         ---------

Net Assets                                                                      100.0%       $82,961,474
                                                                           ===========       ===========

a) At July 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes was the same as the cost for financial reporting purposes.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By /s/Dan C. Chung

Dan C. Chung

President

Date: September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Dan C. Chung

Dan C. Chung


President


Date: September 27, 2004


By /s/Frederick A. Blum


Frederick A. Blum


Treasurer


Date: September 27, 2004